<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 14th day of February, 2012.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 275
FORM 13F INFORMATION TABLE VALUE TOTAL: $522,317,888

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alcoa, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
Amex Health Care SPDR
Angeion Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
00971T101
13817101
18490102
01861G100
18772103
02209S103
023135106
025537101
25816109
81369Y209
03462H404

$10,869,028
$4,255,374
$6,615,105
$761,401
$243,800
$407,374
$561,818
$329,376
$1,039,600
$231,195
$985,714
$207,720
$255,833
$246,935
$230,480
$66,033


132,987
75,678
124,274
61,802
4,600
12,620
64,950
3,754
20,000
84,998
33,245
1,200
6,193
5,235
6,644
12,650

132,987

75,678

124,274

61,802

4,600

12,620

64,950

3,754

20,000

84,998

33,245

1,200

6,193

5,235

6,644

12,650




Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Akamai Technologies
Alcoa, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
Amex Health Care SPDR
Angeion Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

132,987
75,678
124,274
61,802
4,600
12,620
64,950
3,754
20,000
84,998
33,245
1,200
6,193
5,235
6,644
12,650

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apache Corp.
Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Baidu, Inc. ADR
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bioclinica, Inc.
Biodelivery Sci International, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

37411105
037833100
00206R102
53015103
056752108
057665200
60505104
06425J102
67901108
71813109
54937107
075887109
084670207
84670108
88606108
09071B100
09060J106


$4,938,784
$21,005,730
$2,980,282
$504,507
$390,175
$7,008,109
$2,400,582
$3,646
$375,575
$235,921
$8,296,300
$472,455
$14,052,781
$2,065,590
$3,539,552
$101,278
$26,568


54,524
51,866
98,554
9,341
3,350
172,869
431,759
13,023
8,300
4,768
329,611
6,323
184,178
18
50,114
23,830
33,000


54,524
51,866
98,554
9,341
3,350
172,869
431,759
13,023
8,300
4,768
329,611
6,323
184,178
18
50,114
23,830
33,000










Apache Corp.
Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Baidu, Inc. ADR
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bioclinica, Inc.
Biodelivery Sci International, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


54,524
51,866
98,554
9,341
3,350
172,869
431,759
13,023
8,300
4,768
329,611
6,323
184,178
18
50,114
23,830
33,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Boardwalk Pipeline Partners
Booz Allen Hamilton Holding Co.
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Cabot Oil & Gas
Canadian Nat. Res. Ltd.
Canam Group, Inc.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
Cenovus Energy
CenturyLink, Inc.
Chesapeake Energy Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


096627104
099502106
55622104
106776107
110122108
118230101
127097103
136385101
13710C107
139793103
14040H105
14808P109
149123101
149205106
15135U109
156700106
165167107


$1,743,210
$862,500
$623,619
$849,702
$1,246,086
$921,312
$451,605
$710,030
$80,528
$94,526
$534,546
$482,641
$10,222,579
$2,553,003
$207,732
$230,342
$337,448


63,000
50,000
14,591
44,557
35,360
14,400
5,950
19,000
20,000
47,028
12,640
13,263
112,832
105,496
6,257
6,192
15,139


63,000
50,000
14,591
44,557
35,360
14,400
5,950
19,000
20,000
47,028
12,640
13,263
112,832
105,496
6,257
6,192
15,139









Boardwalk Pipeline Partners
Booz Allen Hamilton Holding Co.
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Cabot Oil & Gas
Canadian Nat. Res. Ltd.
Canam Group, Inc.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
Cenovus Energy
CenturyLink, Inc.
Chesapeake Energy Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


63,000
50,000
14,591
44,557
35,360
14,400
5,950
19,000
20,000
47,028
12,640
13,263
112,832
105,496
6,257
6,192
15,139


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Chevron Corporation
Cinemark Holdings, Inc.
Cisco Systems, Inc.
Citigroup, Inc.
Coach, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
ConocoPhillips
Credit Suisse ETN
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


166764100
17243V102
17275R102
172967101
189754104
191216100
194162103
20825C104
22542D852
226553105
231269101
126650100
237690102
23311P100
244199105
249030107
25179M103

$2,279,194
$369,800
$6,380,143
$449,612
$408,358
$5,499,222
$4,688,146
$3,277,823
$496,386
$259,500
$46,800
$2,750,733
$109,091
$1,395,618
$229,730
$419,880
$7,144,384


21,421
20,000
352,884
17,089
6,690
78,594
50,743
44,982
19,800
25,000
10,000
67,453
28,409
29,400
2,970
12,000
115,232


21,421
20,000
352,884
17,089
6,690
78,594
50,743
44,982
19,800
25,000
10,000
67,453
28,409
29,400
2,970
12,000
115,232










Chevron Corporation
Cinemark Holdings, Inc.
Cisco Systems, Inc.
Citigroup, Inc.
Coach, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
ConocoPhillips
Credit Suisse ETN
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


21,421
20,000
352,884
17,089
6,690
78,594
50,743
44,982
19,800
25,000
10,000
67,453
28,409
29,400
2,970
12,000
115,232


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Disney, Walt Company

Dominion Resources Inc. - VA

Dover Corporation

Duke Energy Corporation

Dupont de nemours E.I.

Eaton Corp

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Enbridge Energy Partners LP

Encana Corp.

Endeavour Silver Corp.

Enduro Royalty Trust

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


254687106
25746U109
260003108
264399106
263534109
278058102
283702108
29076N206
268648102
291011104
29250R106
292505104
29258Y103
29269K100
29273V100
29273R109
293792107

$1,102,313
$642,162
$2,399,903
$2,093,300
$234,394
$404,655
$2,319,540
$61,705
$844,928
$906,874
$1,729,199
$282,712
$454,428
$1,023,500
$405,800
$2,315,425
$2,395,527


29,395
12,098
41,342
95,150
5,120
9,296
67,000
16,677
39,226
19,465
52,100
15,257
46,800
50,000
10,000
50,500
51,650


29,395
12,098
41,342
95,150
5,120
9,296
67,000
16,677
39,226
19,465
52,100
15,257
46,800
50,000
10,000
50,500
51,650










Disney, Walt Company
Dominion Resources Inc. - VA
Dover Corporation
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Endeavour Silver Corp.
Enduro Royalty Trust
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


29,395
12,098
41,342
95,150
5,120
9,296
67,000
16,677
39,226
19,465
52,100
15,257
46,800
50,000
10,000
50,500
51,650



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Exactech, Inc.
Examworks Group, Inc.
Exterran Partners LP
Exxon  Mobile Corporation
F5 Networks, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Ford Motor Company
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Hatteras Financial Corp.
Hewlet-Packard Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


30064E109
30066A105
30225N105
302290101
315616102
31620M106
31946M103
345370860
35671D857
369550108
369604103
37733W105
38141G104
38259P508
393122106
41902R103
428236103



$329,400
$192,444
$201,500
$9,613,649
$387,338
$627,524
$901,199
$111,786
$2,525,266
$357,485
$9,030,634
$273,597
$1,506,021
$8,210,681
$899,646
$1,197,198
$511,027



20,000
20,300
10,000
113,422
3,650
23,600
5,150
10,389
68,640
5,383
504,223
5,996
16,654
12,712
20,059
45,400
19,838



20,000
20,300
10,000
113,422
3,650
23,600
5,150
10,389
68,640
5,383
504,223
5,996
16,654
12,712
20,059
45,400
19,838











Exactech, Inc.
Examworks Group, Inc.
Exterran Partners LP
Exxon  Mobile Corporation
F5 Networks, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Ford Motor Company
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Hatteras Financial Corp.
Hewlet-Packard Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,000
20,300
10,000
113,422
3,650
23,600
5,150
10,389
68,640
5,383
504,223
5,996
16,654
12,712
20,059
45,400
19,838



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
Huntsman Corporation
IAMGOLD Corp.
IMAX Corp.
Inergy LP
Inergy Midstream LLC
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Irobot Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


431284108
437076102
443510201
446150104
447011107
450913108
45245E109
456615103
45671U106
45685X104
45810N302
458140100
459200101
06739F291
06740L451
46269C102
462726100



$1,230,089
$338,674
$742,881
$682,187
$391,600
$442,057
$188,341
$366,300
$236,875
$620,825
$131,679
$8,495,187
$7,838,621
$724,242
$322,600
$277,560
$379,095



41,459
8,056
11,111
124,260
39,160
27,890
10,275
15,000
12,500
47,500
16,753
350,317
42,629
15,535
10,000
36,000
12,700



41,459
8,056
11,111
124,260
39,160
27,890
10,275
15,000
12,500
47,500
16,753
350,317
42,629
15,535
10,000
36,000
12,700











Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
Huntsman Corporation
IAMGOLD Corp.
IMAX Corp.
Inergy LP
Inergy Midstream LLC
ING Emerging Markets
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Irobot Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

41,459
8,056
11,111
124,260
39,160
27,890
10,275
15,000
12,500
47,500
16,753
350,317
42,629
15,535
10,000
36,000
12,700

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares Lehman Treasury Bond Fund
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Germany Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares S&P GLB ERG Sect
Ishares S&P GLB Materials  Sector
Ishares S&P Global Telecom
Ishares S&P Midcap 400 Index
Ishares S&P Smallcap 600 Index


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287168
464287184
464285105
464287242
464287176
464286400
464287465
464287234
464286806
464286871
464286848
464286665
464287341
464288695
464287275
464287507
464287804

$473,552
$2,111,867
$1,181,848
$208,750
$950,865
$435,762
$1,521,178
$6,718,027
$232,562
$517,054
$819,900
$217,969
$618,678
$207,636
$200,286
$819,883
$261,738

8,807
60,564
77,600
1,835
8,149
7,593
30,712
177,070
12,100
33,423
90,000
5,599
16,200
3,630
3,590
9,358
3,832

8,807
60,564
77,600
1,835
8,149
7,593
30,712
177,070
12,100
33,423
90,000
5,599
16,200
3,630
3,590
9,358
3,832









Ishares Dow Jones  Select Div. Fund


Ishares FTSE XINHUA


Ishares Gold Trust


Ishares Iboxx Investor


Ishares Lehman Treasury Bond Fund


Ishares MSCI Brazil Free Index Fund


Ishares MSCI Eafe Index


Ishares MSCI Emerging


Ishares MSCI Germany Index Fund


Ishares MSCI Hong Kong


Ishares MSCI Japan Index


Ishares MSCI Pacific Ex-Jap Indx Fd


Ishares S&P GLB ERG Sect


Ishares S&P GLB Materials  Sector


Ishares S&P Global Telecom


Ishares S&P Midcap 400 Index


Ishares S&P Smallcap 600 Index





0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,807
60,564
77,600
1,835
8,149
7,593
30,712
177,070
12,100
33,423
90,000
5,599
16,200
3,630
3,590
9,358
3,832

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell 1000 Growth
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigroup 1-3 Yr Intl
Ishares TS and P500 I F
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lender Processing Services
Lilly, Eli & Co.
Linn Energy
Lowes Companies Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464288513
464287655
464287614
464287499
464288125
464287200
478160104
487836108
494368103
494550106
49456B101
50075N104
501014104
52602 E102
532457108
536020100
548661107

$793,318
$1,640,614
$266,537
$3,254,651
$1,183,278
$4,569,110
$12,688,737
$6,157,201
$423,042
$3,708,068
$352,905
$1,286,155
$81,096
$181,594
$276,956
$1,338,223
$9,842,268

8,871
22,246
4,612
33,069
12,200
36,274
193,485
121,756
5,751
43,650
10,970
34,426
12,400
12,050
6,664
35,300
387,796

8,871
22,246
4,612
33,069
12,200
36,274
193,485
121,756
5,751
43,650
10,970
34,426
12,400
12,050
6,664
35,300
387,796









Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell 1000 Growth
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigroup 1-3 Yr Intl
Ishares TS and P500 I F
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Lender Processing Services
Lilly, Eli & Co.
Linn Energy
Lowes Companies Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,871
22,246
4,612
33,069
12,200
36,274
193,485
121,756
5,751
43,650
10,970
34,426
12,400
12,050
6,664
35,300
387,796

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Market Vectors Oil Services
McDonalds Corporation
Medco Health Solutions, Inc.
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan JP Exch Trd NT Aler MLP
Mosaic Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


559080106
57060U613
57060U589
57060U605
57060U100
57060U191
580135101
58405U102
584946107
585055106
58933Y105
591520200
592688105
594918104
46625H100
46625H365
61945A107

$1,729,026
$1,330,971
$505,239
$2,404,886
$1,291,819
$221,604
$9,106,352
$803,786
$128,200
$1,714,556
$6,716,406
$149,220
$1,093,054
$12,716,454
$3,517,351
$888,243
$2,651,710

25,102
36,525
20,455
51,005
25,118
1,929
90,764
14,379
10,000
44,825
178,154
18,000
7,400
489,848
105,785
22,793
52,582

25,102
36,525
20,455
51,005
25,118
1,929
90,764
14,379
10,000
44,825
178,154
18,000
7,400
489,848
105,785
22,793
52,582









Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Market Vectors Oil Services
McDonalds Corporation
Medco Health Solutions, Inc.
Mediware Information Sys.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch Trd NT Aler MLP
Mosaic Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


25,102
36,525
20,455
51,005
25,118
1,929
90,764
14,379
10,000
44,825
178,154
18,000
7,400
489,848
105,785
22,793
52,582

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









National Presto Industries, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
NuStar Energy LP
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Oracle Corp.
Patriot Coal Corp.
Penn Virginia Resource Partners LP
PennyMac Mortgage Investment Reit
Pepsico, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


6706D8104
65080T102
65339F101
654902204
655844108
66987E206
66987V109
67058H102
67074U103
674599105
679580100
680223104
68389X105
70336T104
707884102
70931T103
713448108

$2,246,681
$88,635
$302,574
$115,656
$313,735
$379,166
$511,043
$1,303,180
$869,500
$960,331
$301,624
$322,754
$2,186,688
$142,296
$2,451,901
$831,000
$20,270,257

24,003
22,903
4,970
23,995
4,306
44,713
8,939
23,000
50,000
10,249
7,442
34,817
85,251
16,800
96,040
50,000
305,505

24,003
22,903
4,970
23,995
4,306
44,713
8,939
23,000
50,000
10,249
7,442
34,817
85,251
16,800
96,040
50,000
305,505









National Presto Industries, Inc.

Newbridge Bancorp

Nextera Energy, Inc.

Nokia Corp.

Norfolk Southern Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

NuStar Energy LP

Nuveen Energy MLP Total Return

Occidental Pete. Corp.

Old Dominion Freight Lines

Old Rep. Intl. Corp.

Oracle Corp.

Patriot Coal Corp.

Penn Virginia Resource Partners LP

PennyMac Mortgage Investment Reit

Pepsico, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


24,003

22,903

4,970

23,995

4,306

44,713

8,939

23,000

50,000

10,249

7,442

34,817

85,251

16,800

96,040

50,000

305,505


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Perrigo Company
Petroleo Brasileiro
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging
Prospect Capital Corporation
Qualcomm, Inc.
Ralph Lauren Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


714290103
71654V408
716549100
717081103
718172109
720186105
72201B101
723787107
726503105
74005P104
742718109
743263105
74347R370
74347R396
74348T102
747525103
751212101

$714,182
$883,765
$259,978
$5,520,689
$9,698,794
$219,511
$208,440
$375,816
$1,469,000
$262,226
$13,786,422
$528,493
$515,000
$333,900
$464,500
$9,325,803
$207,120

7,340
35,564
10,620
255,115
123,583
6,460
12,000
4,200
20,000
2,453
206,662
9,434
10,000
10,000
50,000
170,490
1,500

7,340
35,564
10,620
255,115
123,583
6,460
12,000
4,200
20,000
2,453
206,662
9,434
10,000
10,000
50,000
170,490
1,500









Perrigo Company
Petroleo Brasileiro
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging
Prospect Capital Corporation
Qualcomm, Inc.
Ralph Lauren Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


7,340
35,564
10,620
255,115
123,583
6,460
12,000
4,200
20,000
2,453
206,662
9,434
10,000
10,000
50,000
170,490
1,500

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Regions Financial Corp.
Response Cap Corp.
RLJ Lodging Trust
Royal Dutch Shell A ADRF
Ruddick Corp.
Rydex S&P Equal Wt. ETF
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Silver Wheaton Corporation
Solar Senior Capital Ltd.
Sonoco Products
Southern Community Financial
Southern Copper Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


758940100
76120W302
74965L101
780259206
781258108
78355W106
78390X101
803111103
78401V102
806857108
808524706
816851109
828336107
83416M105
835495102
842632101
84265V105

$65,506
$420,750
$178,398
$203,848
$1,065,275
$416,520
$502,649
$237,295
$599,782
$231,776
$1,358,707
$214,775
$411,377
$236,250
$4,310,904
$33,750
$781,662

15,234
75,000
10,600
2,789
24,983
9,000
40,899
12,542
20,675
3,393
59,410
3,905
14,205
15,000
130,792
28,361
25,900

15,234
75,000
10,600
2,789
24,983
9,000
40,899
12,542
20,675
3,393
59,410
3,905
14,205
15,000
130,792
28,361
25,900









Regions Financial Corp.
Response Cap Corp.
RLJ Lodging Trust
Royal Dutch Shell A ADRF
Ruddick Corp.
Rydex S&P Equal Wt. ETF
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sempra Energy
Silver Wheaton Corporation
Solar Senior Capital Ltd.
Sonoco Products
Southern Community Financial
Southern Copper Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,234
75,000
10,600
2,789
24,983
9,000
40,899
12,542
20,675
3,393
59,410
3,905
14,205
15,000
130,792
28,361
25,900

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P China ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
St. Jude Medical, Inc.
Starwood Property Trust - Reit
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Sysco Corporation
T H Q, Inc.
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

78463X863
78463V107
78467Y107
78462F103
78463X400
78464A763
847560109
790849103
85571B105
858912108
863667101
86764L108
871829107
872443403
87611X105
87612E106
881624209

$252,889
$2,808,775
$380,384
$2,005,867
$2,442,160
$247,533
$2,212,155
$2,427,720
$925,500
$701,280
$427,506
$1,182,000
$7,432,691
$65,402
$1,901,280
$390,911
$3,603,946

7,945
18,480
2,385
15,983
39,200
4,595
71,940
70,779
50,000
9,000
8,600
30,000
253,416
86,055
51,000
7,632
89,295

7,945
18,480
2,385
15,983
39,200
4,595
71,940
70,779
50,000
9,000
8,600
30,000
253,416
86,055
51,000
7,632
89,295





















SPDR DJ Wilshire Int'l Real Est ETF

SPDR Gold Trust

SPDR S&P 400 Midcap Grow ETF

SPDR S&P 500 ETF

SPDR S&P China ETF

SPDR Ser TR S&P Dividends ETF

Spectra Energy Corp.

St. Jude Medical, Inc.

Starwood Property Trust - Reit

Stericycle, Inc.

Stryker Corporation

Sunoco Logistics Partners LP

Sysco Corporation

T H Q, Inc.

Targa Resources Partners LP

Target Corporation

Teva Pharmaceutical


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

7,945
18,480
2,385
15,983
39,200
4,595
71,940
70,779
50,000
9,000
8,600
30,000
253,416
86,055
51,000
7,632
89,295

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Tiffany & Company
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Triangle Capital Corp.
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Mega Cap 300 Growth


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

886547108
89148B101
892331307
895848109
899896104
74347R297
904708104
904767704
907818108
913017109
91912E105
922908413
921937819
921908844
922042858
922908736
921910816

$1,451,227
$725,426
$2,425,913
$334,600
$330,223
$180,700
$846,561
$2,283,550
$200,968
$8,706,255
$3,139,658
$4,540,216
$1,394,825
$433,101
$4,710,230
$333,504
$936,026

21,902
28,150
36,684
17,500
5,900
10,000
14,920
68,125
1,897
119,117
146,371
79,029
16,038
7,925
123,272
5,400
19,460

21,902
28,150
36,684
17,500
5,900
10,000
14,920
68,125
1,897
119,117
146,371
79,029
16,038
7,925
123,272
5,400
19,460





















Tiffany & Company

Tortoise MLP Fund, Inc.

Toyota Motor CP ADR

Triangle Capital Corp.

Tupperware Brands Corp.

UltraShort Lehman 20+YR Proshares

Unifirst Corporation - Mass

Unilever PLC ADR

Union Pacific Corp.

United Technologies Corp.

Vale SA ADR

Vanguard  S&P 500 ETF

Vanguard Bond Index

Vanguard Dividend Apprec. ETF

Vanguard Emerging Markets Vipers

Vanguard Growth ETF

Vanguard Mega Cap 300 Growth


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

21,902
28,150
36,684
17,500
5,900
10,000
14,920
68,125
1,897
119,117
146,371
79,029
16,038
7,925
123,272
5,400
19,460

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vanguard Mid-Cap ETF
Vanguard National Res. LLC
Vanguard Reit
Vanguard Small Cap
Vanguard Total Stock Market
Verifone Systems, Inc.
Verizon Communications
VF Corporation
Virnetx Holding Corp.
VMWare, Inc.
Vodafone Group PLC Spnsred ADR
Wabco Holdings, Inc.
Wal-Mart Stores, Inc.
Walter Energy, Inc.
Watson Pharmaceuticals, Inc.
Wells Fargo & Co.
Whiting Petroleum Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

922908629
92205F106
922908553
922908751
922908769
92342Y109
92343V104
918204108
92823T108
928563402
92857T107
92927K102
931142103
93317Q105
942683103
949746101
966387102

$751,126
$2,566,136
$307,242
$758,398
$294,108
$298,190
$859,932
$1,832,847
$523,621
$488,325
$242,992
$394,506
$10,197,685
$350,037
$202,441
$1,812,015
$293,213

10,441
92,875
5,297
10,886
4,574
8,395
21,434
14,433
20,970
5,870
8,669
9,090
170,644
5,780
3,355
65,748
6,280

10,441
92,875
5,297
10,886
4,574
8,395
21,434
14,433
20,970
5,870
8,669
9,090
170,644
5,780
3,355
65,748
6,280





















Vanguard Mid-Cap ETF

Vanguard National Res. LLC

Vanguard Reit

Vanguard Small Cap

Vanguard Total Stock Market

Verifone Systems, Inc.

Verizon Communications

VF Corporation

Virnetx Holding Corp.

VMWare, Inc.

Vodafone Group PLC Spnsred ADR

Wabco Holdings, Inc.

Wal-Mart Stores, Inc.

Walter Energy, Inc.

Watson Pharmaceuticals, Inc.

Wells Fargo & Co.

Whiting Petroleum Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

10,441
92,875
5,297
10,886
4,574
8,395
21,434
14,433
20,970
5,870
8,669
9,090
170,644
5,780
3,355
65,748
6,280

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Williams Partners LP
Wisdomtree TR Emrgng SCAP Fund
Yum Brands, Inc.




common
common
common


96950F104
97717W281
988498101



$917,847
$345,809
$388,286




15,300
8,365
6,580



15,300
8,365
6,580



Grand Total 12/31/11




$522,317,818

























Williams Partners LP

Wisdomtree TR Emrgng SCAP Fund

Yum Brands, Inc.








0
0
0






0
0
0






15,300
8,365
6,580















0
0
0






0
0
0
























